Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets
(6)	Intangible Assets

Core Deposit Intangible Asset

A summary of amortizable intangible assets at December 31, 2012 and 2011 is as follows:

	2012			2011
	Gross			Gross
	Carrying	Accumulated	Net	Carrying	Accumulated	Net
(in thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Core deposit intangible	$4,795	$(4,660)	$135	$4,795	$(4,252)	$543

The Company’s amortization expense on intangible assets in any given period may be different from the estimated amounts depending upon the acquisition of intangible assets, changes in mortgage interest rates, prepayment rates and other market conditions. The following table shows the estimated future amortization expense based on existing asset balances and the interest rate environment as of December 31, 2012 for the next five years:

(in thousands)	Core Deposit Intangible Asset
2013	$135
2014	0
2015	0
2016	0
2017	0

Changes in the net carrying amount of core deposit intangible assets for the years ended December 31, 2012, 2011, and 2010 is as follows:

(in thousands)	2012	2011	2010
Balance at beginning of year	$543	$978	$1,504

Additions	0	0	0
Amortization	(408)	(435)	(526)

Balance at end of year	$135	$543	$978

Mortgage Servicing Rights

On January 1, 2012, the Company opted to measure mortgage servicing rights at fair value as permitted by Accounting Standards Codification (ASC) Topic 860-50, Accounting for Servicing Financial Assets. The election of this option resulted in the recognition of a cumulative effect of change in accounting principle of $459,890, which was recorded as an increase to beginning retained earnings. As such, effective January 1, 2012, changes in the fair value of mortgage servicing rights is recognized in earnings in noninterest income in the period in which the change occurs and no amortization will be recognized on mortgage servicing rights going forward. For the years ended December 31, 2011 and 2010, MSRs were amortized over the shorter of 7 years or the life of the loan and periodically reviewed for impairment. At December 31, 2011 and 2010, no temporary impairment was recognized.

At December 31, 2012 and 2011, respectively, the Company serviced mortgage loans for others totaling $310,587,000 and $307,016,000, respectively. Mortgage loan servicing fees earned on loans sold were $878,000, $863,000, and $927,000 for the years ended December 31, 2012, 2011, and 2010, respectively, and are reported as other noninterest income.

The table below presents changes in mortgage servicing rights (MSRs) for the years ended December 31, 2012, 2011, and 2010 as follows:

(in thousands)	2012	2011	2010
Balance at beginning of year	$2,308	$2,356	$2,021

Re-measurement to fair value upon election to measure servicing rights at fair value	742	0	0
Originated mortgage servicing rights	830	760	1,169
Changes in fair value:
Due to change in model inputs and assumptions (1)	122	0	0
Other changes in fair value (2)	(1,453)	0	0
Amortization	0	(808)	(834)

Balance at end of year	$2,549	$2,308	$2,356

(1)	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
(2)	Other changes in fair value reflect changes due to customer payments and passage of time. This also includes a one time adjustment of a $538,000 correction of an immaterial prior period error due to changing from the straight-line amortization method to an accelerated amortization method of accounting for amortizing MSRs in prior years. If the aforementioned was corrected as of December 31, 2011, the balance at the beginning of the period would have been $1,770,000.

The following key data and assumptions were used in estimating the fair value of the Company’s mortgage servicing rights as of the years ended December 31, 2012 and 2011:

	2012	2011
Weighted-Average Constant Prepayment Rate	18.60%	20.86%
Weighted-Average Note Rate	4.22%	4.64%
Weighted-Average Discount Rate	7.99%	7.99%
Weighted-Average Contractual Life (in years)	20.00	23.00